Schedule of Investments

ARK Autonomous Technology & Robotics ETF

October 31, 2025 (Unaudited)

Investments	Shares	Value

COMMON STOCKS–99.9%

Aerospace & Defense - 29.7%
AeroVironment, Inc.*	258,013	$95,441,589
Archer Aviation, Inc., Class A*	7,920,687	88,870,108
BWX Technologies, Inc.	163,935	35,018,155
Elbit Systems Ltd. (Israel)	39,354	18,762,019
Intuitive Machines, Inc.*	1,676,221	19,997,317
Kratos Defense & Security Solutions, Inc.*	1,618,033	146,593,790
L3Harris Technologies, Inc.	140,678	40,670,010
Rocket Lab Corp.*	1,490,202	93,852,922
Total Aerospace & Defense		539,205,910

Automobile Components - 0.6%
Kodiak AI, Inc.*	1,271,053	11,477,609

Automobiles - 12.6%
BYD Co. Ltd. (China)(a)	1,285,653	16,636,350
Tesla, Inc.*	465,001	212,300,856
Total Automobiles		228,937,206

Broadline Retail - 2.6%
Amazon.com, Inc.*	194,731	47,557,205

Diversified Telecommunication - 2.3%
Iridium Communications, Inc.	2,183,845	41,820,632

Electric Utilities - 0.8%
Oklo, Inc.*	110,870	14,720,210

Electronic Equipment, Instruments & Components - 3.8%
Teledyne Technologies, Inc.*	31,101	16,384,629
Trimble, Inc.*	668,522	53,314,629
Total Electronic Equipment, Instruments & Components		69,699,258

Health Care Equipment & Supplies - 1.1%
Intuitive Surgical, Inc.*	37,687	20,135,410

Health Care Providers & Services - 1.2%
Strata Critical Medical, Inc.*†	4,285,303	21,555,074

Hotels, Restaurants & Leisure - 1.0%
DoorDash, Inc., Class A*	67,451	17,157,511

Interactive Media & Services - 3.2%
Alphabet, Inc., Class C	110,208	31,058,818
Baidu, Inc. (China)*(a)	230,978	27,918,311
Total Interactive Media & Services		58,977,129

Machinery - 7.8%
Caterpillar, Inc.	33,048	19,077,289
Deere & Co.	115,068	53,118,841
Komatsu Ltd. (Japan)(a)	814,177	27,242,362
Symbotic, Inc.*	526,685	42,635,151
Total Machinery		142,073,643

Oil, Gas & Consumable Fuels - 1.7%
Cameco Corp. (Canada)	305,453	31,220,351

Passenger Airlines - 1.8%
Joby Aviation, Inc.*	1,878,765	32,577,785
Investments	Shares	Value

Semiconductors & Semiconductor Equipment - 19.9%
Advanced Micro Devices, Inc.*	335,894	$86,029,171
NVIDIA Corp.	214,597	43,453,747
QUALCOMM, Inc.	105,566	19,096,889
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)(a)	144,174	43,314,195
Teradyne, Inc.	937,536	170,406,543
Total Semiconductors & Semiconductor Equipment		362,300,545

Software - 9.8%
Aurora Innovation, Inc.*	4,348,416	22,785,700
Palantir Technologies, Inc., Class A*	565,319	113,329,500
Pony AI, Inc. (China)*(a)	1,302,235	24,325,750
Synopsys, Inc.*	40,125	18,209,527
Total Software		178,650,477
Total Common Stocks
(Cost $1,108,885,421)		1,818,065,955
MONEY MARKET FUND–0.1%
Goldman Sachs Financial Square Treasury
Obligations Fund, 3.94% (b)
(Cost $1,178,465)	1,178,465	1,178,465
Total Investments–100.0%
(Cost $1,110,063,886)		1,819,244,420
Liabilities in Excess of Other Assets–(0.0)%(c)		(842,930)
Net Assets–100.0%		$1,818,401,490

†	Affiliated security
*	Non-income producing security
(a)	American Depositary Receipt
(b)	Rate shown represents annualized 7-day yield as of October 31, 2025.
(c)	Less than 0.05%

Schedule of Investments (Continued)

ARK Autonomous Technology & Robotics ETF

October 31, 2025 (Unaudited)

Affiliated Issuer Transactions

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities, or a company that is under common ownership or control. Period-to-date transactions with companies which are or were affiliates are as follows:

Value ($) at 7/31/2025(a)	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) on investments in affiliated securities ($)	Net Change in Unrealized Appreciation (Depreciation) on investments in affiliated securities ($)	Net Change in Unrealized Appreciation (Depreciation) on investments in non-affiliated securities ($)	Affiliated Dividend Income ($)	Capital Gain Distributions ($)	Number of Shares at 10/31/2025	Value ($) at 10/31/2025(a)
Common Stock — 1.2%
Health Care Providers & Services — 1.2%
Strata Critical Medical, Inc.
22,842,929	586,970,489	(593,602,263)	(22,277,598)	27,621,517	–	–	–	4,285,303	21,555,074
$22,842,929	$586,970,489	$(593,602,263)	$(22,277,598)	$27,621,517	$–	$–	$–	4,285,303	$21,555,074

(a)

The fair value and number of shares of securities are only displayed at the beginning and end of each reporting period when such securities were considered an affiliate as of each date. Refer to the Schedule of Investments for view the fair value and number of shares as of October 31, 2025.

Fair Value Measurement

The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (i) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (ii) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

• Level 1 — Quoted prices in active markets for identical assets.

• Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of October 31, 2025, based upon the three levels defined above:

ARK Autonomous Technology & Robotics ETF	Level 1	Level 2	Level 3	Total
Assets
Common Stocks‡	$1,818,065,955	$–	$–	$1,818,065,955
Money Market Fund	1,178,465	–	–	1,178,465
Total	$1,819,244,420	$–	$–	$1,819,244,420

‡	Please refer to the Schedule of Investments to view securities segregated by industry type.